Consolidated Statements of Comprehensive Income (Loss) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement of Comprehensive Income [Abstract]
Net income (loss)	$ (1,790)	$ 33,612	$ 56,530
Other comprehensive income (loss)
Foreign currency translation adjustments	(6,630)	6,533	615
Pension benefit liability, net	427	409	(326)
Total comprehensive income (loss), net of tax	(7,993)	40,554	56,819
Less: Net income attributable to noncontrolling interests	3,912	5,621	1,845
Less: Other comprehensive income (loss) attributable to noncontrolling interests	(1,247)	1,223	516
Total comprehensive income (loss) attributable to Holdings, net of tax	$ (10,658)	$ 33,710	$ 54,458